Average Annual Total Returns - LVIP T Rowe Price 2050 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	16.89%	10.36%	6.47%	May 02, 2011	16.61%	10.08%	6.20%	May 02, 2011	13.86%	11.44%	9.09%